Schedule of loss per share (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Loss attributable to owners of the parent (€’000)	€ (3,379)	€ (2,349)
Weighted average number of ordinary shares - basic	2,912,158	694,295
Weighted average number of ordinary shares - diluted	2,912,158	694,295
Basic loss per share	€ (1.16)	€ (3.38)
Diluted loss per share	€ (1.16)	€ (3.38)